Organization and Business Description (Details) - Nov. 30, 2020 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Wise Metro Development Co., Ltd [Member]
Organization and Business Description (Details) [Line Items]
Cash	$ 13.9	¥ 98.3